Share Capital and Warrants - Issued and Outstanding - Warrants (Details) - Common Share Warrants - CAD ($) shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Number of Warrants
Outstanding, Beginning of Year (in shares)	3,643	7,625
Exercised (in shares)	(738)	(3,982)
Outstanding, End of Period (in shares)	2,905	3,643
Amount
Outstanding, Beginning of Year	$ 12	$ 25
Exercised	(2)	(13)
Outstanding, End of Period	$ 10	$ 12